Note 15 - Segmented Information - Geographical Information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement Line Items [Line Items]
Revenue	$ 960,159	$ 1,068,915	$ 1,040,514	$ 1,666,892	$ 2,306,225
Identifiable non-current assets	1,425,690	6,981,686	1,425,690	6,981,686	7,663,731
Latin America [member]
Statement Line Items [Line Items]
Revenue			112,458	673,655	756,479
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	1,422,058	6,981,686	1,422,058	6,981,686	7,656,221
China [member]
Statement Line Items [Line Items]
Revenue			898,155	967,936	1,497,450
Identifiable non-current assets	$ 3,632		3,632		7,510
Other [member]
Statement Line Items [Line Items]
Revenue			$ 29,901	$ 25,301	$ 52,326